Significant accounting policies - Embedded derivatives (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other expenses	$ 2,982	$ 1,246	$ 4,789	$ 2,675
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other expenses	$ 1,200		$ 2,700